Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	HPPI
Entity Registrant Name	HedgePath Pharmaceuticals, Inc.
Entity Central Index Key	0001042418
Entity Filer Category	Smaller Reporting Company